Employee Benefits - Stock Options (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | € / shares		€ 0.00		€ 20.34		€ 21.69
Weighted average share price at the exercise date of stock options | € / shares		€ 132.67		€ 98.08		€ 91.30
Aggregate intrinsic value of stock options exercised (in millions) | €		€ 12.5		€ 11.5		€ 12.9
Weighted average remaining contractual term of currently exercisable options	3 years 9 months 18 days	3 years 9 months 18 days	3 years 8 months 8 days	3 years 8 months 8 days	3 years 2 months 28 days	3 years 2 months 28 days
Aggregate intrinsic value of exercisable stock options (in millions) | €							€ 21.0	€ 22.3	€ 24.3
Aggregate intrinsic value of outstanding stock options (in millions) | €							€ 21.2	€ 22.7	€ 24.6
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares	$ 0.00		$ 22.69		$ 23.56
Weighted average share price at the exercise date of stock options | $ / shares	$ 148.48		$ 100.68		$ 103.88
Aggregate intrinsic value of stock options exercised (in millions) | $	$ 4.8		$ 4.1		$ 6.2
Weighted average remaining contractual term of currently exercisable options	4 years 5 months 26 days	4 years 5 months 26 days	4 years 8 months 16 days	4 years 8 months 16 days	4 years 8 months 28 days	4 years 8 months 28 days
Aggregate intrinsic value of exercisable stock options (in millions) | $	$ 13.1		$ 8.9		$ 8.5
Aggregate intrinsic value of outstanding stock options (in millions) | $	$ 13.2		$ 8.9		$ 8.7